UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

04/30

Date of reporting period: 7/31/12

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS		July 31, 2012

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.95%
	EQUITY FUNDS - 99.95%
269,196	Guggenheim Defensive Equity ETF +	$ 7,876,675
76,147	Guggenheim Russell Top 50 ETF	7,814,205
98,256	iShares Morningstar Large Core Index Fund	7,746,503
266,027	iShares MSCI USA Minimum Volatility Index Fund	7,847,797
122,731	iShares S&P 100 Index Fund	7,819,192
33,967	iShares S&P 500 Index Fund	4,706,128
75,480	PowerShares Dynamic Large Cap Value Portfolio	1,569,229
24,318	Powershares QQQ Trust Series 1	1,575,806
28,439	SPDR S&P 500 ETF Trust	3,916,335
62,137	Vanguard S&P 500 ETF	3,923,330
142,472	WisdomTree Dividend Ex-Financials Fund	7,853,057
167,752	WisdomTree Equity Income Fund	7,886,022
147,158	WisdomTree LargeCap Dividend Fund	7,871,481
	TOTAL EXCHANGE TRADED FUNDS (Cost - $76,464,937)	78,405,760

	SHORT-TERM INVESTMENTS - 0.85%
	MONEY MARKET FUND - 0.85%
663,887	Milestone Treasury Obligations Portfolio 0.01%** (Cost - $663,887)	663,887

	TOTAL INVESTMENTS - 100.80% (Cost - $77,128,824) (a)	$ 79,069,647
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.80)%	(625,324)
	TOTAL NET ASSETS - 100.00%	$ 78,444,323

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,940,823
	Unrealized depreciation	-
	Net unrealized appreciation	$ 1,940,823

** Money market fund; interest rate reflects seven day effective yield on July 31, 2012.
+ Affiliated company - Pacific Financial Core Equity holds in excess of 5% of outstanding voting securities of this exchange traded fund.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS		July 31, 2012

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 100.14%
	GROWTH & INCOME - 40.15%
120,400	Guggenheim Defensive Equity ETF	$ 3,522,904
17,326	Guggenheim Russell Top 50 ETF	1,777,994
22,379	iShares Morningstar Large Core Index Fund	1,764,360
27,742	iShares S&P 100 Index Fund	1,767,443
12,733	iShares S&P 500 Index Fund	1,764,157
12,781	SPDR S&P 500 ETF Trust	1,760,072
27,939	Vanguard S&P 500 ETF	1,764,068
		14,120,998
	HEALTH & BIOTECHNOLOGY - 29.74%
45,478	Health Care Select Sector SPDR Fund	1,745,900
12,990	iShares Nasdaq Biotechnology Index Fund	1,738,192
125,158	Powershares Dynamic Pharmaceuticals Portfolio	4,216,573
30,238	PowerShares S&P SmallCap Health Care Portfolio	1,044,723
19,080	SPDR S&P Biotech ETF *	1,714,911
		10,460,299
	INTERNET TELECOM - 20.20%
149,260	iShares Dow Jones US Telecommunications Sector Index Fund	3,555,373
50,084	Vanguard Telecommunication Services ETF	3,548,952
		7,104,325
	REAL ESTATE - 10.05%
70,228	iShares FTSE NAREIT Residential Plus Capped Index Fund	3,534,575

	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,818,582)	35,220,197

	SHORT-TERM INVESTMENTS - 0.45%
	MONEY MARKET FUND - 0.45%
159,357	Milestone Treasury Obligations Portfolio 0.01%** (Cost - $159,357)	159,357

	TOTAL INVESTMENTS - 100.59% (Cost - $34,977,939) (a)	$ 35,379,554
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.59)%	(207,735)
	TOTAL NET ASSETS - 100.00%	$ 35,171,819

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 528,608
	Unrealized depreciation	(126,993)
	Net unrealized appreciation	$ 401,615

* Non-Income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2012.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS		July 31, 2012

Shares	Description	Value
	MUTUAL FUNDS - 36.40%
	EQUITY FUNDS - 36.40%
84,601	Artisan Global Value Fund	$ 922,147
20,204	Dreyfus Worldwide Growth Fund, Inc.	907,156
61,705	Thornburg International Growth Fund	889,787
77,438	Virtus Global Opportunities Fund	712,430
	TOTAL MUTUAL FUNDS (Cost - $3,411,243)	3,431,520

	EXCHANGE TRADED FUNDS - 61.45%
	EQUITY FUNDS - 61.45%
22,163	Global X FTSE Colombia 20 ETF	457,666
70,209	iShares MSCI ACWI Index Fund	3,105,344
6,687	iShares S&P Global Consumer Discretionary Sector Index Fund	367,785
33,936	SPDR Dow Jones Global Real Estate ETF	1,381,195
11,654	Vanguard FTSE All-World ex-US ETF	479,912
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,726,667)	5,791,902

	SHORT-TERM INVESTMENTS - 2.14%
	MONEY MARKET FUND - 2.14%
201,679	Milestone Treasury Obligations Portfolio 0.01%** (Cost - $201,679)	201,679

	TOTAL INVESTMENTS - 99.99% (Cost - $9,339,589) (a)	$ 9,425,101
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.01%	852
	TOTAL NET ASSETS - 100.00%	$ 9,425,953

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 137,044
	Unrealized depreciation	(51,532)
	Net unrealized appreciation	$ 85,512

** Money market fund; interest rate reflects seven day effective yield on July 31, 2012.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS		July 31, 2012

Shares	Description	Value
	MUTUAL FUNDS - 99.22%
	DEBT FUNDS - 99.22%
788,176	Baird Aggregate Bond Fund	$ 8,677,817
1,469,030	DoubleLine Core Fixed Income Fund	16,658,797
1,279,843	DoubleLine Total Return Bond Fund	14,411,028
250,219	Fidelity Total Bond Fund	2,824,970
1,210,884	Ivy Municipal High Income Fund	6,538,772
59,663	JPMorgan Core Bond Fund	721,926
190,977	Lord Abbett Core Fixed Income Fund	2,169,495
125,216	Osterweis Strategic Income Fund	1,448,744
496,952	PIMCO Income Fund	5,804,404
951,689	PIMCO Total Return Fund	10,915,870
64,933	Scout Core Plus Bond Fund	2,175,246
	TOTAL MUTUAL FUNDS (Cost -$70,888,382)	72,347,069

	SHORT-TERM INVESTMENTS - 0.64%
	MONEY MARKET FUND - 0.64%
465,080	Milestone Treasury Obligations Portfolio 0.01%** (Cost - $465,080)	465,080

	TOTAL INVESTMENTS - 99.86% (Cost - $71,353,462) (a)	$ 72,812,149
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.14%	104,560
	TOTAL NET ASSETS - 100.00%	$ 72,916,709

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,458,687
	Unrealized depreciation	-
	Net unrealized appreciation	$ 1,458,687

** Money market fund; interest rate reflects seven day effective yield on July 31, 2012.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS		July 31, 2012

Shares	Description	Value
	MUTUAL FUNDS - 98.87%
	DEBT FUNDS - 98.87%
395,478	DoubleLine Core Fixed Income Fund	$ 4,484,725
398,010	DoubleLine Total Return Bond Fund	4,481,586
37,584	Federated Adjustable Rate Securities Fund	370,958
36,743	FPA New Income Inc	390,575
566,793	Homestead Short-Term Bond Fund	2,935,986
76,062	JPMorgan Tax Aware Income Opportunities Fund	781,920
135,501	Osterweis Strategic Income Fund	1,567,743
386,079	PIMCO Income Fund	4,509,406
	TOTAL MUTUAL FUNDS (Cost -$19,224,488)	19,522,899

	SHORT-TERM INVESTMENTS - 0.58%
	MONEY MARKET FUND - 0.58%
114,711	Milestone Treasury Obligations Portfolio 0.01%** (Cost - $114,711)	114,711

	TOTAL INVESTMENTS - 99.45% (Cost - $19,339,199) (a)	$ 19,637,610
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.55%	107,739
	TOTAL NET ASSETS - 100.00%	$ 19,745,349

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 300,002
	Unrealized depreciation	(1,591)
	Net unrealized appreciation	$ 298,411

** Money market fund; interest rate reflects seven day effective yield on July 31, 2012.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price
(“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value
Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Thefollowing tables summarize the inputs used as of July 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 78,405,760	$ -	$ -	$ 78,405,760
Short-Term Investments	663,887	-	-	663,887
Total	$ 79,069,647	$ -	$ -	$ 79,069,647

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 35,220,197	$ -	$ -	$ 35,220,197
Short-Term Investments	159,357	-	-	159,357
Total	$ 35,379,554	$ -	$ -	$ 35,379,554

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,791,902	$ -	$ -	$ 5,791,902
Open Ended Mutual Funds	3,431,520	-	-	3,431,520
Short-Term Investments	201,679	-	-	201,679
Total	$ 9,425,101	$ -	$ -	$ 9,425,101

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 72,347,069	$ -	$ -	$ 72,347,069
Short-Term Investments	465,080	-	-	465,080
Total	$ 72,812,149	$ -	$ -	$ 72,812,149

Pacific Financial Tactical Fund Fund

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 19,522,899	$ -	$ -	$ 19,522,899
Short-Term Investments	114,711	-	-	$ 114,711
Total	$ 19,637,610	$ -	$ -	$ 19,637,610

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds' policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

9/25/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

9/25/12